TRADE AND OTHER RECEIVABLES - By age (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Trade and other receivables
Trade receivables	Rp 9,301	Rp 9,222
Third parties
Trade and other receivables
Trade receivables	7,287	7,358
Related parties
Trade and other receivables
Trade receivables	2,014	1,864
Financial assets past due but not impaired
Trade and other receivables
Trade receivables	Rp 3,868	3,354
Not past due
Trade and other receivables
ECL rate	8.10%
Up to 3 months
Trade and other receivables
ECL rate	16.80%
3 to 6 months
Trade and other receivables
ECL rate	20.50%
More than 6 months
Trade and other receivables
ECL rate	88.30%
Gross or Cost
Trade and other receivables
Trade receivables	Rp 14,844	13,553
Gross or Cost | Third parties
Trade and other receivables
Trade receivables	11,469	10,806
Gross or Cost | Related parties
Trade and other receivables
Trade receivables	3,375	2,747
Gross or Cost | Not past due
Trade and other receivables
Trade receivables	5,912	6,788
Gross or Cost | Up to 3 months
Trade and other receivables
Trade receivables	2,244	1,426
Gross or Cost | Up to 3 months | Third parties
Trade and other receivables
Trade receivables	6,066	6,493
Gross or Cost | Up to 3 months | Related parties
Trade and other receivables
Trade receivables	2,090	1,721
Gross or Cost | 3 to 6 months
Trade and other receivables
Trade receivables	1,798	788
Gross or Cost | 3 to 6 months | Third parties
Trade and other receivables
Trade receivables	1,401	681
Gross or Cost | 3 to 6 months | Related parties
Trade and other receivables
Trade receivables	397	107
Gross or Cost | More than 6 months
Trade and other receivables
Trade receivables	4,890	4,551
Gross or Cost | More than 6 months | Third parties
Trade and other receivables
Trade receivables	4,002	3,632
Gross or Cost | More than 6 months | Related parties
Trade and other receivables
Trade receivables	888	919
Provision for impairment
Trade and other receivables
Trade receivables	(5,543)	(4,331)	Rp (2,990)
Provision for impairment | Third parties
Trade and other receivables
Trade receivables	(4,182)	(3,448)
Provision for impairment | Related parties
Trade and other receivables
Trade receivables	(1,361)	(883)
Provision for impairment | Not past due
Trade and other receivables
Trade receivables	(479)	(920)
Provision for impairment | Up to 3 months
Trade and other receivables
Trade receivables	(377)	(281)
Provision for impairment | 3 to 6 months
Trade and other receivables
Trade receivables	(368)	(258)
Provision for impairment | More than 6 months
Trade and other receivables
Trade receivables	Rp (4,319)	Rp (2,872)